Notes Receivable (Details) - Schedule of notes receivable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Schedule of notes receivable [Abstract]
Principal amounts of notes receivable at beginning of the year	$ 220,000	$ 250,000	$ 115,500
Additional notes receivable in 2021	60,000
Collections on notes receivables	(148,500)	(30,000)
Less: allowance for doubtful accounts	(71,500)	(196,500)
Total Notes receivable, net	60,000	23,500	60,000
Less: notes receivable, net – current portion		(23,500)
Notes receivable – non-current	$ 60,000		$ 60,000